Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	$ (17,504,352)	¥ (2,742,231,831)	¥ (256,696,946)	¥ (336,150,672)